LEASES - Total lease cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Finance lease cost:
Depreciation	¥ 224,140	$ 32,497	¥ 274,052	¥ 255,458
Interest expenses	104,088	15,091	124,567	130,196
Operating lease cost	691,197	100,214	568,044	478,805
Total lease cost	¥ 1,019,425	$ 147,802	¥ 966,663	¥ 864,459